SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31  – SUBSEQUENT EVENTS

On February 17, 2021, the subsidiary Paraguay Refrescos S.A. along with the companies INPET S.A.E.C.A and CORESA. executed the Bylaws and Shareholders' Agreement for the incorporation of a company called "CIRCULAR- PET S.A." Each of the companies will hold a 33.3% ownership interest in the company's share capital.

The subscribed share capital of CIRCULAR- PET S.A. is CLP 4,326 million (PGY 42,000,000,000), where each shareholder at the incorporation act paid a share of CLP 1,030,000 (PGY 10,000,000), totaling a paid-up share capital of CLP 3,090,000 (PGY 30,000,000).

The principal activity of CIRCULAR-PET S.A. will be the manufacture and commercialization of recycled post-consumer PET resins, from the transformation of PET flakes. Participation in the company provides the Group with a fully integrated supply chain for its growing business of commercializing products in PET bottles and will ensure the supply of recycled resin under the best conditions for the coming years.

No other events have occurred after December 31, 2020 that may significantly affect the Company's consolidated financial situation.